Finance income and expense (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Finance income [Abstract]
Finance income on cash, cash equivalents and other financial assets	$ 558	$ 0
Gain on cash equivalents and other financial assets at fair value through profit and loss ("FVTPL")	1,057	465
Interest income under effective interest rate method at fair value through other comprehensive income ("FVOCI")	1,055	1,024
Finance income	2,670	1,489
Finance expense [Abstract]
Finance expense on investments	(166)	(153)
Finance expense on lease liability	(13)	(18)
Finance expense	$ (179)	$ (171)